Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS
Cash	$ 1,351,532	$ 1,266,873
Short-term investments	933,910	3,551,968
Accounts receivable from third-party customers, net	3,303,159	1,916,840
Accounts receivable from a related party	497,974	559,465
Inventories, net	4,768,037	2,860,700
Prepayments and other current assets	1,453,973	1,471,612
Advance to suppliers - related party	29,240
Total current assets	12,337,825	11,627,458
Property, plant and equipment, net	53,495,926	43,533,512
Right-of-use lease assets, net	5,308,717	5,123,898
Intangible assets, net	2,238,206	2,104,803
Long-term investments in equity investees	1,377,900	1,046,360
Deferred tax assets	128,969	115,230
TOTAL ASSETS	74,887,543	63,551,261
CURRENT LIABILITIES
Short-term bank loans	910,000	5,142,000
Current portion of long term bank loans	623,669
Accounts payable	904,135	705,223
Accounts payable - related parties	3,963	305,215
Due to related parties	2,035,922	25,462
Advances from customers	177,314	152,299
Taxes payable	3,613,007	2,814,411
Accrued expenses and other current liabilities	1,659,472	1,452,408
Operating lease liabilities, current	164,694	172,716
Total current liabilities	10,092,176	10,769,734
Long term bank loans	7,027,723	73,300
Operating lease liabilities, non-current	1,197,195	1,200,299
TOTAL LIABILITIES	18,317,094	12,043,333
Commitments
EQUITY
Additional paid-in capital	53,292,689	53,221,610
Statutory reserve	194,401	191,716
Retained earnings	4,052,634	3,216,071
Accumulated other comprehensive loss	(1,666,480)	(5,787,965)
Total Dogness (International) Corporation stockholders' equity	55,925,071	50,893,259
Noncontrolling interest	645,378	614,669
Total equity	56,570,449	51,507,928
TOTAL LIABILITIES AND EQUITY	74,887,543	63,551,261
Common Class A [Member]
EQUITY
Common stock, $0.002 par value, 100,000,000 shares authorized, 25,913,631 issued and outstanding	33,689	33,689
Class B Common Shares [Member]
EQUITY
Common stock, $0.002 par value, 100,000,000 shares authorized, 25,913,631 issued and outstanding	$ 18,138	$ 18,138